Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Maximum number of shares authorized to be granted	62,300,000
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 65,292	$ 51,812	$ 62,640
Value of restricted shares vested	39,490	39,734	26,737
Aggregate intrinsic value of stock options outstanding	104,117
Aggregate intrinsic value of stock options exercisable	60,135
Total income tax benefit recognized for stock-based compensation	4,503	$ 5,490	$ 5,295
Unrecognized compensation expense related to unvested stock options and unvested restricted shares	$ 38,352
Unrecognized compensation expense weighted average period of recognition	1 year